SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Calculated Using Straight-Line Method
 Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years
Communications network:
Physical layer and infrastructure	10 - 25 (mainly 15, 10)
Other Communication network	3 - 15 (mainly 5, 10, 15)
Computers, software and hardware for
information systems	3-10 (mainly 3-5)
Office furniture and equipment	7-15
Optic fibers and related assets	7-25 (mainly 25)
Subscribers equipment and installations	2 - 4
Property	25